UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

West Loop Realty Fund
(Class A: REIAX)
(Class C: REICX)
(Institutional Class: REIIX)

SEMI-ANNUAL REPORT
June 30, 2016

West Loop Realty Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Supplemental Information	16
Expense Examples	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the West Loop Realty Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.2%
	CONSUMER, CYCLICAL – 2.6%
	HOTELS & MOTELS – 2.6%
75,000	Hilton Worldwide Holdings, Inc.	$1,689,750
14,000	Marriott International, Inc. - Class A	930,440
		2,620,190
	FINANCIAL – 94.6%
	REITS-APARTMENTS – 17.0%
22,500	AvalonBay Communities, Inc. - REIT	4,058,775
55,000	Camden Property Trust - REIT	4,863,100
26,000	Equity Residential - REIT	1,790,880
18,500	Essex Property Trust, Inc. - REIT	4,219,665
60,000	UDR, Inc. - REIT	2,215,200
		17,147,620
	REITS-DATA CENTERS/TECH – 11.2%
27,000	American Tower Corp. - REIT	3,067,470
40,000	Crown Castle International Corp. - REIT	4,057,200
74,600	CyrusOne, Inc. - REIT	4,152,236
		11,276,906
	REITS-DIVERSIFIED – 5.1%
52,000	American Assets Trust, Inc. - REIT	2,206,880
215,000	Armada Hoffler Properties, Inc. - REIT	2,954,100
		5,160,980
	REITS-HEALTH CARE – 2.2%
65,000	Healthcare Realty Trust, Inc. - REIT	2,274,350

	REITS-HOTELS – 3.9%
145,000	Hersha Hospitality Trust - REIT	2,486,750
90,000	Host Hotels & Resorts, Inc. - REIT	1,458,900
		3,945,650
	REITS-INDUSTRIAL – 8.1%
100,000	Duke Realty Corp. - REIT	2,666,000
40,000	EastGroup Properties, Inc. - REIT	2,756,800
55,000	Prologis, Inc. - REIT	2,697,200
		8,120,000
	REITS-OFFICE PROPERTY – 18.9%
27,000	Alexandria Real Estate Equities, Inc. - REIT	2,795,040
42,000	Boston Properties, Inc. - REIT	5,539,800
210,000	Cousins Properties, Inc. - REIT	2,184,000
150,000	Empire State Realty Trust, Inc. - Class A - REIT	2,848,500
30,000	Kilroy Realty Corp. - REIT	1,988,700

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REITS-OFFICE PROPERTY (Continued)
37,000	Vornado Realty Trust - REIT	$3,704,440
		19,060,480
	REITS-REGIONAL MALLS – 17.2%
130,000	General Growth Properties, Inc. - REIT	3,876,600
22,000	Macerich Co. - REIT	1,878,580
43,000	Simon Property Group, Inc. - REIT	9,326,700
55,000	Tanger Factory Outlet Centers, Inc. - REIT	2,209,900
		17,291,780
	REITS-SHOPPING CENTERS – 5.9%
125,000	Kite Realty Group Trust - REIT	3,503,750
60,000	Weingarten Realty Investors - REIT	2,449,200
		5,952,950
	REITS-STORAGE – 5.1%
48,600	Sovran Self Storage, Inc. - REIT	5,099,112
		95,329,828
	TOTAL COMMON STOCKS (Cost $84,762,759)	97,950,018

Principal Amount

	SHORT-TERM INVESTMENTS – 2.3%
$2,275,758	UMB Money Market Fiduciary, 0.01%[1]	2,275,758

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,275,758)	2,275,758

	TOTAL INVESTMENTS – 99.5% (Cost $87,038,517)	100,225,776
	Other Assets in Excess of Liabilities – 0.5%	519,914

	TOTAL NET ASSETS – 100.0%	$100,745,690

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
REITS-Office Property	18.9%
REITS-Regional Malls	17.2%
REITS-Apartments	17.0%
REITS-Data Centers/Tech	11.2%
REITS-Industrial	8.1%
REITS-Shopping Centers	5.9%
REITS-Diversified	5.1%
REITS-Storage	5.1%
REITS-Hotels	3.9%
Hotels & Motels	2.6%
REITS-Health Care	2.2%
Total Common Stocks	97.2%
Short-Term Investments	2.3%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $87,038,517)	$100,225,776
Receivables:
Fund shares sold	302,602
Dividends and interest	314,449
Prepaid expenses	62,343
Total assets	100,905,170

Liabilities:
Payables:
Fund shares redeemed	56,046
Advisory fees	55,965
Auditing fees	8,257
Fund administration fees	8,220
Transfer agent fees and expenses	6,814
Fund accounting fees	4,892
Shareholder servicing fees (Note 6)	4,878
Distribution fees - Class A & Class C (Note 7)	4,600
Custody fees	3,729
Chief Compliance Officer fees	1,734
Legal fees	1,255
Accrued other expenses	3,090
Total liabilities	159,480

Net Assets	$100,745,690

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$86,676,902
Accumulated net investment loss	(3,968)
Accumulated net realized gain on investments	885,497
Net unrealized appreciation on investments	13,187,259
Net Assets	$100,745,690

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,471,403
Shares of benficial interest issued and outstanding	594,902
Redemption price[1]	14.24
Maximum sales charge (5.75% of offering price)[2]	0.87
Maximum offering price to public	$15.11

Class C Shares:
Net assets applicable to shares outstanding	$4,110,858
Shares of benficial interest issued and outstanding	289,741
Redemption price[3]	$14.19

Institutional Class Shares:
Net assets applicable to shares outstanding	$88,163,429
Shares of benficial interest issued and outstanding	6,185,332
Redemption price	$14.25

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENT OF OPERATIONS
For the Six Months ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$985,280
Interest	96
Total investment income	985,376

Expenses:
Advisory fees	435,524
Shareholder servicing fees (Note 6)	47,370
Fund administration fees	36,708
Transfer agent fees and expenses	30,005
Registration fees	28,966
Fund accounting fees	20,177
Distribution fees - Class C (Note 7)	16,629
Shareholder reporting fees	11,735
Auditing fees	9,256
Distribution fees - Class A (Note 7)	7,926
Chief Compliance Officer fees	7,378
Miscellaneous	7,315
Custody fees	6,553
Legal fees	6,216
Trustees' fees and expenses	4,481
Insurance fees	680

Total expenses	676,919
Advisory fees waived	(108,312)
Net expenses	568,607
Net investment income	416,769

Realized and Unrealized Gain on Investments:
Net realized gain on investments	983,238
Net change in unrealized appreciation/depreciation on investments	8,543,347
Net realized and unrealized gain on investments	9,526,585

Net Increase in Net Assets from Operations	$9,943,354

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase in Net Assets from:
Operations:
Net investment income	$416,769	$615,053
Net realized gain on investments	983,238	1,884,062
Net change in unrealized appreciation/depreciation on investments	8,543,347	398,567
Net increase in net assets resulting from operations	9,943,354	2,897,682

Distributions to Shareholders:
From net investment income:
Class A	(27,137)	(34,963)
Class C	(1,116)	(4,941)
Institutional Class	(392,484)	(627,280)
From net realized gain
Class A	-	(131,282)
Class C	-	(95,625)
Institutional Class	-	(1,905,395)
Total distributions to shareholders	(420,737)	(2,799,486)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,506,419	3,613,480
Class C	935,839	2,243,767
Institutional Class	17,025,054	54,731,711
Reinvestment of distributions:
Class A	26,987	165,499
Class C	1,108	99,803
Institutional Class	355,401	2,309,930
Cost of shares redeemed:
Class A	(966,399)	(1,110,905)
Class C	(731,928)	(498,787)
Institutional Class	(12,307,651)	(12,166,561)
Net increase in net assets from capital transactions	7,844,830	49,387,937

Total increase in net assets	17,367,447	49,486,133

Net Assets:
Beginning of period	83,378,243	33,892,110
End of period	$100,745,690	$83,378,243

Accumulated net investment loss	$(3,968)	$-

Capital Share Transactions:
Shares sold:
Class A	263,977	277,918
Class C	70,667	173,287
Institutional Class	1,311,124	4,244,279
Shares reinvested:
Class A	1,960	12,967
Class C	80	7,818
Institutional Class	25,827	181,168
Shares redeemed:
Class A	(73,235)	(86,326)
Class C	(57,701)	(38,871)
Institutional Class	(954,881)	(945,781)
Net increase from capital share transactions	587,818	3,826,459

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013*
Net asset value, beginning of period	$12.86		$12.76	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.05		0.11	0.14	-
Net realized and unrealized gain (loss) on investments	1.38		0.44	2.87	-
Total from investment operations	1.43		0.55	3.01	-

Less Distributions:
From net investment income	(0.05)		(0.11)	(0.10)	-
From net realized gain	-		(0.34)	(0.15)	-
Total distributions	(0.05)		(0.45)	(0.25)	-

Net asset value, end of period	$14.24		$12.86	$12.76	$10.00

Total return [2]	11.14%	[3]	4.34%	30.32%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,471		$5,171	$2,521	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%	[4]	1.82%	2.84%	-
After fees waived and expenses absorbed	1.50%	[4]	1.50%	1.50%	-
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.52%	[4]	0.50%	(0.22)%	-
After fees waived and expenses absorbed	0.77%	[4]	0.82%	1.12%	-

Portfolio turnover rate	10%	[3]	18%	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013*
Net asset value, beginning of period	$12.81		$12.72	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	-	[2]	0.01	0.05	-
Net realized and unrealized gain (loss) on investments	1.38		0.44	2.87	-
Total from investment operations	1.38		0.45	2.92	-

Less Distributions:
From net investment income	-	[2]	(0.02)	(0.05)	-
From net realized gain	-		(0.34)	(0.15)	-
Total distributions	-	[2]	(0.36)	(0.20)	-

Net asset value, end of period	$14.19		$12.81	$12.72	$10.00

Total return [3]	10.80%	[4]	3.56%	29.29%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,111		$3,545	$1,711	$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.50%	[5]	2.57%	3.59%	-
After fees waived and expenses absorbed	2.25%	[5]	2.25%	2.25%	-
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.23)%	[5]	(0.25)%	(0.97)%	-
After fees waived and expenses absorbed	0.02%	[5]	0.07%	0.37%	-

Portfolio turnover rate	10%	[4]	18%	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013*
Net asset value, beginning of period	$12.87		$12.76	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.07		0.14	0.16	-
Net realized and unrealized gain (loss) on investments	1.38		0.45	2.87	-
Total from investment operations	1.45		0.59	3.03	-

Less Distributions:
From net investment income	(0.07)		(0.14)	(0.12)	-
From net realized gain	-		(0.34)	(0.15)	-
Total distributions	(0.07)		(0.48)	(0.27)	-

Net asset value, end of period	$14.25		$12.87	$12.76	$10.00

Total return[2]	11.25%	[3]	4.66%	30.51%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$88,164		$74,662	$29,660	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%	[4]	1.57%	2.59%	-
After fees waived and expenses absorbed	1.25%	[4]	1.25%	1.25%	-
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.77%	[4]	0.75%	0.03%	-
After fees waived and expenses absorbed	1.02%	[4]	1.07%	1.37%	-

Portfolio turnover rate	10%	[3]	18%	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with three classes of shares, Class A, Class C and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Real Estate Market Risk
The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2014-2015 and the six months ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Chilton Capital Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until April 30, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2016, the Advisor waived its advisory fees totaling $108,312. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At June 30, 2016, the amount of these potentially recoverable expenses was $571,981. The Advisor may recapture all or a portion of these amounts no later than December 31 of the years stated below:

2017	$267,839
2018	195,830
2019	108,312
Total:	571,981

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of net selling commissions and deferred sales charges from the Fund’s Class A and Class C Shares received by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended June 30, 2016 were as follows:

	Class A	Class C
Net Selling Commissions	$36,016	$-
Deferred Sales Charge	$-	$-

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2016, are reported on the Statement of Operations.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$87,107,274

Gross unrealized appreciation	$14,690,607
Gross unrealized depreciation	(1,572,105)
Net unrealized appreciation	$13,118,502

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Accumulated capital and other losses	(28,985)
Unrealized appreciation on investments	4,575,156
Total accumulated earnings	$4,546,171

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. As of December 31, 2015, the Fund had $28,985 of post-October capital losses.

The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

Distribution paid from:	2015	2014
Ordinary income	$1,909,821	$525,308
Long-term capital gains	889,665	88,532
Total distributions paid	$2,799,486	$613,840

Note 5 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were $15,878,852 and $8,298,018, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended June 30, 2016, HRC did not receive any sales charges or distribution fees with respect to the Fund pursuant to the wholesaling agreement.

For the six months ended June 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$97,950,018	$-	$-	$97,950,018
Short-Term Investments	2,275,758	-	-	2,275,758
Total Investments	$100,225,776	$-	$-	$100,225,776

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

West Loop Realty Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on June 7-9, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) with respect to the West Loop Realty Fund series of the Trust (the “Fund”) for an additional one-year term. The Board and the Independent Trustees also approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Chilton Capital Management LLC (the “Sub-Advisor”) with respect to the Fund for an additional one-year term. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that such approval is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Sub-Advisor; information regarding the background, experience and compensation structure of relevant personnel who provide services to the Fund; reports comparing the performance of the Fund with returns of the MSCI U.S. REIT Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Real Estate fund universe (the “Fund Universe”) for various periods ended March 31, 2016; and reports comparing the investment advisory fee and total expenses of the Fund with those of funds in the Peer Group and the Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board met with representatives of the Investment Advisor and Sub-Advisor and considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s final consideration of the Fund Advisory Agreements.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the median returns of the Peer Group and the Fund Universe and the return of the MSCI U.S. REIT Index.

In addition to reviewing the performance of the Fund, the Board discussed, among other things, the nature, extent and quality of the services provided by the Investment Advisor with respect to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.

West Loop Realty Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board and Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are sufficient for renewal of the Advisory Agreement.

Advisory Fee and Expense Ratio

The Board considered information included in the meeting materials regarding the investment advisory fees and estimated total expenses of the Fund. With respect to the advisory fees paid by the Fund, the meeting materials indicated that the advisory fee (gross of fee waivers by the Investment Advisor) was above the median advisory fees of the funds in the Peer Group and Fund Universe by 0.25%. The Trustees noted, however, the Investment Advisor’s belief that the Fund’s advisory fee is appropriate because the Fund’s strategy is a high conviction, concentrated, actively-managed strategy that, unlike many of the other funds in the Peer Group, includes exposure to small-, mid- and large-cap real estate investment trusts (“REITs”), and the majority of the funds in the Peer Group use more passively-managed, benchmark-oriented strategies with low levels of exposure to small- and mid-cap REITs. The Trustees also noted that although the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, the Investment Advisor serves as investment advisor to five other series of the Trust, that its oversight responsibilities with respect to the Fund are similar to its responsibilities with respect to those other series, and that the Fund’s advisory fees are similar to the advisory fees charged by the Investment Advisor with respect to those other series.

The meeting materials indicated that the total expenses (net of fee waivers by the Investment Advisor) paid by the Fund were higher than the median total expenses of the funds in the Peer Group and Fund Universe by 0.17% and 0.30%, respectively. The Board noted, however, that the Fund’s average net assets were significantly lower than the average net assets of funds in the Fund Universe.

The Board and the Independent Trustees concluded that based on the information they had reviewed the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended March 31, 2016, taking into account that the Investment Advisor had waived a significant portion of its advisory fees, and determined that the profit level was reasonable. The Board noted the benefits received by the Investment Advisor as a result of its relationship with the Fund (other than advisory fees paid to the Investment Advisor) included benefits received by its affiliated broker-dealer in connection with marketing Fund shares, benefits received by its affiliate in connection with marketing the Sub-Advisor’s separately managed accounts, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there are no advisory fee breakpoints, the Fund did not realize any economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

West Loop Realty Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Chilton Capital Management LLC

Nature, Extent and Quality of Services

The Board considered the services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, the strategies implemented by the Sub-Advisor in managing the Fund, and the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The performance of the Fund is described above. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund are sufficient for renewal of the Sub-Advisory Agreement.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund. In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor actively supervises and monitors the investment and trading activities of the Sub-Advisor, analyzes the Fund’s investment operations, and provides general administrative services related to the Investment Advisor’s overall supervision of the Fund. The Board observed that the sub-advisory fee charged by the Sub-Advisor is lower than the standard advisory fees charged by the Sub-Advisor to its institutional separate account clients with similar objectives and policies as those of the Fund, as well as the sub-advisory fee charged by the Sub-Advisor to another mutual fund that it managed until February 2016. The Board also noted that the Investment Advisor pays the Sub-Advisor’s fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement is fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board considered the potential benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of sub-advisory fees), including any research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements is in the best interests of the Fund and its shareholders and accordingly, approved the Fund Advisory Agreements.

West Loop Realty Fund
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 – 6/30/16*
Class A
Actual Performance	$1,000.00	$1,111.40	$7.87
Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.52
Class C
Actual Performance	1,000.00	1,108.00	11.79
Hypothetical (5% annual return before expenses)	1,000.00	1,013.66	11.26
Institutional Class
Actual Performance	1,000.00	1,112.50	6.57
Hypothetical (5% annual return before expenses)	1,000.00	1,018.66	6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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West Loop Realty Fund
A series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Sub-Advisor
Chilton Capital Management LLC
1177 West Loop South, Suite 1310
Houston, Texas 77027

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
West Loop Realty Fund - Class A	REIAX	46141P 446
West Loop Realty Fund - Class C	REICX	46141P 438
West Loop Realty Fund - Institutional Class	REIIX	46141P 420

Privacy Principles of the West Loop Realty Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the West Loop Realty Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

West Loop Realty Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016